Subsequent Events	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Subsequent Events
38. SUBSEQUENT EVENTS
On January 5, 2024, the Company announced an offer for the purchase of Class XXVIII NO maturing in April 2024, issued under the 2008 MTN Program for the total principal amount of 346, having received and accepted purchase orders for 138, which represent 40% of the outstanding amount, and were completely cancelled as of February 7, 2024 plus the corresponding interest.
On January 17, 2024, the Company, under the Frequent Issuer Regime, issued in the international market Class XXVIII NO denominated, subscribed and payable in U.S. dollars at a fixed annual nominal interest rate of 9.50% maturing in January 2031, repayable in 10 biannual installments from July 2026. Class XXVIII NO were issued for a nominal value of 800 at a price of 99.083% with a yield to maturity of 9.75% and are secured. YPF opened a reserve and payment account in New York for holders of Class XXVIII NO, which must cover 125% of the debt services of such NO to be paid over the next 6 months, as authorized by the existing foreign exchange regulations.
On February 29, 2024 YPF’s Board of Directors resolved the disposal of certain groups of assets related to the Upstream business segment, mainly mature fields related to the CGU Oil, CGU Gas - Austral Basin and CGU Gas - Neuquina Basin. The indicated matured fields consist of a total of 55 areas which are being segregated in 18 disposal groups. This disposal of assets is consistent with the Company’s new management plans, which considers that the rationalization of the conventional Upstream portfolio is one of the drivers on which the YPF’s strategy is based, with focus on activities and investments in unconventional fields. These groups of assets are expected to qualify for recognition as a completed disposal within 12 months since the decision of the YPF’s Board of Directors and as such, they met all the criteria to be classified as held for sale as of that date. Accordingly, the assets will be reclassified from “Property, plant and equipment” line item to “Assets held for sale” line item and the related provision for hydrocarbon wells abandonment obligations to “Provision for hydrocarbon wells abandonment obligations held for sale” line item as current items in the statement of financial position. The disposal of these groups of assets did not meet the IFRS 5 held for sale criteria as of December 31, 2023, accordingly these disposal groups of assets were not classified as held for sale as of that date.
Considering the aforementioned YPF’s Board of Directors’ decision, impairment indicators under IAS 36 has been evaluated for each group of assets (see Note 8). The assets and liabilities comprising the operations to be classified as held for sale are property, plant and equipment with a carrying amount of 1,899, and the related provision for hydrocarbon well abandonment obligations with a carrying amount of 2,082, as of December 31, 2023.
Notwithstanding the foregoing, the carrying amount of these assets may be adjusted in future periods depending on the results of the disposition process conducted by YPF and the financial consideration to be agreed with third parties for such assets. In addition, the closing of such dispositions will be subject to the fulfillment of customary closing conditions, including applicable regulatory approvals.
As of the date of issuance of these consolidated financial statements, there have been no other material subsequent events whose effect on the Group’s financial position, results of operations or their disclosure in notes as of December 31, 2023, should have been considered in such consolidated financial statements according to IFRS.
These consolidated financial statements were approved by the Board of Director’s meeting and authorized to be issued on March 6, 2024.